LONG-TERM DEBT - Schedule of Maturities of Long-Term Notes Payable (Detail) - Nogin Inc [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022 (remaining)	$ 0
2023	6,022
2024	5,000
2025	5,000
2026	4,928
Thereafter	0
Total	$ 20,950